Accumulated Other Comprehensive Income (Tables)	9 Months Ended
Sep. 30, 2015
Accumulated Other Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Changes in and reclassifications out of AOCI, net of tax, for the nine months ended September 30, 2015 were as follows (in thousands):

Currency Translation Adjustment (CTA)
Balance December 31, 2014	$2,398
Other comprehensive income (loss), net of tax	(7,293)
Balance September 30, 2015	$(4,895)